Income Tax (Details 3) (USD $)	Mar. 31, 2014	Jun. 30, 2013	Mar. 31, 2013	Jun. 30, 2012
Components of deferred tax expense
Tax losses carried forward	$ 279,351	$ 348,179	$ 185,120	$ 242,351
Doubtful debts reserve	(68,729)	(18,827)	52,488	(51,403)
Accruals	(7,436)	(24,106)	2,820	(11,301)
Deferred tax expense	$ 203,186	$ 305,246	$ 240,428	$ 179,647